Property and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

As of the dates specified below, property and equipment, net consisted of the following:

	Yen in thousands
	At September 30,
	2024	2023
Computers	¥366	¥366
Furniture and fixtures	319	319
Total property and equipment	685	685
Less: Accumulated depreciation	(324)	(126)
Total property and equipment, net	¥361	¥559

The Company recognized depreciation expenses on property and equipment of ¥198 thousand, ¥118 thousand, and ¥8 thousand for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.